FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07876
                                   ----------
                           TEMPLETON CHINA WORLD FUND

               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    -------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  11/30/08_
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton China World Fund

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2008

CONTENTS

Statement of Investments .................................................   3
Notes to Statementof Investments .........................................   7

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                      This page intentionally left blank.

Templeton China World Fund

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2008 (UNAUDITED)

                                                                                 COUNTRY      SHARES/UNITS       VALUE
                                                                              -------------   ------------   ------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 99.5%
       AIR FREIGHT & LOGISTICS 0.1%
       Sinotrans Ltd., H ..................................................       China         3,586,000    $    485,792
                                                                                                             ------------
       AUTO COMPONENTS 1.8%
       Cheng Shin Rubber Industry Co. Ltd. ................................      Taiwan         7,773,423       6,864,053
       Norstar Founders Group Ltd. ........................................     Hong Kong      15,182,000       2,037,103
   (a) Zhejiang Glass Co. Ltd., H .........................................       China         2,869,000         340,541
                                                                                                             ------------
                                                                                                                9,241,697
                                                                                                             ------------
       AUTOMOBILES 1.6%
   (a) Chongqing Changan Automobile Co. Ltd., B ...........................       China         2,036,200         441,347
       Dongfeng Motor Corp., H ............................................       China        26,316,000       5,975,623
       Great Wall Motor Co. Ltd., H .......................................       China         2,496,500         718,269
       Jiangling Motors Corp. Ltd., B .....................................       China         1,536,545         755,303
                                                                                                             ------------
                                                                                                                7,890,542
                                                                                                             ------------
       COMMERCIAL BANKS 9.9%
       Bank of China Ltd., H ..............................................       China        65,006,000      20,548,030
       China Construction Bank Corp., H ...................................       China        35,444,000      18,703,234
       Industrial and Commercial Bank of China Ltd., H ....................       China        21,499,000      10,540,289
                                                                                                             ------------
                                                                                                               49,791,553
                                                                                                             ------------
       COMMUNICATIONS EQUIPMENT 0.4%
       ZTE Corp., H .......................................................       China           968,043       2,098,237
                                                                                                             ------------
       COMPUTERS & PERIPHERALS 4.1%
       Acer Inc. ..........................................................      Taiwan         2,641,723       3,348,272
       Asustek Computer Inc. ..............................................      Taiwan        13,078,786      14,907,341
       Compal Electronics Inc. ............................................      Taiwan            14,617           7,551
       Lite-On IT Corp. ...................................................      Taiwan         6,305,116       2,272,455
                                                                                                             ------------
                                                                                                               20,535,619
                                                                                                             ------------
       CONSTRUCTION & ENGINEERING 0.0%(b)
       Baoye Group Co. Ltd., H ............................................       China         1,206,000         171,155
                                                                                                             ------------
       DISTRIBUTORS 1.9%
       China Resources Enterprise Ltd .....................................     Hong Kong       5,108,000       7,895,114
       Dah Chong Hong Holdings Ltd. .......................................     Hong Kong      10,035,563       1,294,769
   (c) Dah Chong Hong Holdings Ltd., 144A .................................     Hong Kong         502,000          64,767
                                                                                                             ------------
                                                                                                                9,254,650
                                                                                                             ------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.9%
       China Telecom Corp. Ltd., H ........................................       China         3,843,833       1,462,976
       China Unicom (Hong Kong) Ltd .......................................       China         2,572,168       3,172,546
                                                                                                             ------------
                                                                                                                4,635,522
                                                                                                             ------------
       ELECTRIC UTILITIES 4.4%
       Cheung Kong Infrastructure Holdings Ltd ............................     Hong Kong       5,700,548      22,064,217
                                                                                                             ------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.2%
       Synnex Technology International Corp. ..............................      Taiwan         9,922,070      10,117,263
       Wasion Group Ltd ...................................................     Hong Kong       2,172,000         367,098
   (c) Wasion Group Ltd., 144A ............................................     Hong Kong       3,884,000         656,449
                                                                                                             ------------
                                                                                                               11,140,810
                                                                                                             ------------


                     Quarterly Statement of Investments | 3

Templeton China World Fund

                                                                                 COUNTRY      SHARES/UNITS       VALUE
                                                                              -------------   ------------   ------------
       COMMON STOCK SAND OTHER EQUITY INTERESTS (CONTINUED)
       ENERGY EQUIPMENT & SERVICES 0.0%(b)
       Anhui Tianda Oil Pipe Co. Ltd., H ..................................       China         1,545,000    $    179,400
                                                                                                             ------------
       FOOD & STAPLES RETAILING 9.5%
       Beijing Jingkelong Supermarket Chain Group Co. Ltd., H .............       China         1,570,000         486,140
       Dairy Farm International Holdings Ltd. .............................     Hong Kong      10,300,776      41,203,104
       President Chain Store Corp .........................................      Taiwan         2,560,088       5,997,503
                                                                                                             ------------
                                                                                                               47,686,747
                                                                                                             ------------
       FOOD PRODUCTS 1.4%
       China Foods Ltd ....................................................       China         8,630,000       2,549,746
       China Huiyuan Juice Group Ltd ......................................       China           717,500         860,906
       People's Food Holdings Ltd .........................................       China         3,602,000       1,475,742
       Uni-President Enterprises Corp. ....................................      Taiwan         1,317,925       1,264,685
       Xiwang Sugar Holdings Co. Ltd. .....................................     Hong Kong       8,826,000       1,070,391
                                                                                                             ------------
                                                                                                                7,221,470
                                                                                                             ------------
       HOTELS, RESTAURANTS & LEISURE 0.4%
       NagaCorp Ltd .......................................................     Cambodia       16,609,000       2,228,576
                                                                                                             ------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 4.0%
       Datang International Power Generation Co. Ltd., H ..................       China        22,334,640      10,604,189
       Guangdong Electric Power Development Co. Ltd., B ...................       China        12,171,859       3,816,048
       Huadian Power International Corp. Ltd., H ..........................       China         2,594,000         562,251
       Huaneng Power International Inc., H ................................       China         7,296,776       4,885,950
                                                                                                             ------------
                                                                                                               19,868,438
                                                                                                             ------------
       INDUSTRIAL CONGLOMERATES 2.1%
       Hutchison Whampoa Ltd ..............................................     Hong Kong         224,000       1,124,212
       Shanghai Industrial Holdings Ltd ...................................       China         4,944,253       9,338,829
                                                                                                             ------------
                                                                                                               10,463,041
                                                                                                             ------------
       INSURANCE 0.8%
       China Life Insurance Co. Ltd., H ...................................       China         1,586,000       4,080,177
                                                                                                             ------------
       IT SERVICES 0.1%
       Travelsky Technology Ltd., H .......................................       China         1,626,000         522,361
                                                                                                             ------------
       LEISURE EQUIPMENT & PRODUCTS 0.1%
       Yorkey Optical International Cayman Ltd ............................       China         7,845,000         587,045
                                                                                                             ------------
       MACHINERY 1.3%
       China International Marine Containers (Group) Co. Ltd., B ..........       China         5,972,080       3,220,717
       Lonking Holdings Ltd. ..............................................       China         2,633,000       1,090,452
       Shin Zu Shing Co. Ltd. .............................................      Taiwan           658,566       1,617,982
       Zhongde Waste Technology AG ........................................      Germany           34,492         490,653
                                                                                                             ------------
                                                                                                                6,419,804
                                                                                                             ------------
       MARINE 0.1%
       Sinotrans Shipping Ltd. ............................................     Hong Kong       1,795,000         426,121
                                                                                                             ------------
       MEDIA 0.1%
       Next Media Ltd. ....................................................     Hong Kong       3,778,000         463,059
                                                                                                             ------------
       OFFICE ELECTRONICS 0.1%
       Kinpo Electronics Inc. .............................................      Taiwan         2,939,201         534,079
                                                                                                             ------------


                     4 | Quarterly Statement of Investments

Templeton China World Fund

                                                                                 COUNTRY      SHARES/UNITS       VALUE
                                                                              -------------   ------------   ------------
       COMMON STOCKSAND OTHER EQUITY INTERESTS (CONTINUED)
       OIL, GAS & CONSUMABLE FUELS 28.8%
       China Petroleum and Chemical Corp., H ..............................       China        64,539,395    $ 42,882,765
       China Shenhua Energy Co. Ltd., H ...................................       China         9,112,500      17,047,324
       CNOOC Ltd. .........................................................       China        42,221,000      34,045,459
       PetroChina Co. Ltd., H .............................................       China        51,061,903      42,096,746
       Yanzhou Coal Mining Co. Ltd., H ....................................       China        15,486,000       8,591,290
                                                                                                             ------------
                                                                                                              144,663,584
                                                                                                             ------------
       PHARMACEUTICALS 0.2%
       Tong Ren Tang Technologies Co. Ltd., H .............................       China         1,349,000         882,410
                                                                                                             ------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 5.6%
       Cheung Kong (Holdings) Ltd. ........................................     Hong Kong         773,690       7,286,862
       Hopewell Holdings Ltd. .............................................     Hong Kong       7,059,000      18,305,850
       Soho China Ltd. ....................................................       China         6,184,000       1,994,620
   (c) Soho China Ltd., 144A ..............................................       China           712,000         229,652
                                                                                                             ------------
                                                                                                               27,816,984
                                                                                                             ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.8%
       MediaTek Inc. ......................................................      Taiwan           388,330       2,589,255
       Novatek Microelectronics Corp. Ltd. ................................      Taiwan         1,189,843       1,018,487
       Taiwan Semiconductor Manufacturing Co. Ltd .........................      Taiwan        16,761,526      20,539,729
                                                                                                             ------------
                                                                                                               24,147,471
                                                                                                             ------------
       SOFTWARE 0.1%
   (a) Shanda Interactive Entertainment Ltd., ADR .........................       China            18,300         392,718
                                                                                                             ------------
       SPECIALTY RETAIL 0.1%
       GOME Electrical Appliances Holdings Ltd ............................     Hong Kong       2,616,000         378,013
                                                                                                             ------------
       TEXTILES, APPAREL & LUXURY GOODS 0.2%
(a, d) Tack Fat Group International Ltd. ..................................     Hong Kong       8,352,000              --
       Victory City International Holdings Ltd. ...........................     Hong Kong       5,724,015         679,422
       Weiqiao Textile Co. Ltd., H ........................................       China         2,146,500         490,179
                                                                                                             ------------
                                                                                                                1,169,601
                                                                                                             ------------
       TRANSPORTATION INFRASTRUCTURE 1.1%
       Cosco Pacific Ltd ..................................................       China         5,759,449       4,235,518
   (c) Rickmers Maritime, 144A(Trust Units) ...............................     Singapore       4,523,000       1,225,421
                                                                                                             ------------
                                                                                                                5,460,939
                                                                                                             ------------
       WIRELESS TELECOMMUNICATION SERVICES 11.3%
       China Mobile Ltd. ..................................................       China         5,933,270      54,426,998
       Taiwan Mobile Co. Ltd. .............................................      Taiwan         1,433,687       2,131,476
                                                                                                             ------------
                                                                                                               56,558,474
                                                                                                             ------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS BEFORE
          SHORT TERM INVESTMENTS (COST $499,741,184) ......................                                   499,460,306
                                                                                                             ------------


                     Quarterly Statement of Investments | 5

Templeton China World Fund

                                                                                 COUNTRY      SHARES/UNITS       VALUE
                                                                              -------------   ------------   ------------
       SHORT TERM INVESTMENTS (COST $3,938,802) 0.8%
       MONEY MARKET FUNDS 0.8%
(e)    Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 0.99% ................................................   United States     3,938,802    $  3,938,802
                                                                                                             ------------
       TOTAL INVESTMENTS (COST $503,679,986) 100.3%             .                                             503,399,108
       OTHER ASSETS, LESS LIABILITIES (0.3)%                                                                   (1,702,400)
                                                                                                             ------------
       NET ASSETS 100.0%                                                                                     $501,696,708
                                                                                                             ============

See Abbreviations on page 9.

(a)  Non-income producing for the twelve months ended November 30, 2008.

(b)  Rounds to less than 0.1% of net assets.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2008, the aggregate value of these securities was $2,176,289, representing 0.43% of net assets.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2008, the value of this security was $0.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton China World Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value proce-dures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 7

Templeton China World Fund

3. INCOME TAXES

At November 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $ 504,292,507
                                                =============
Unrealized appreciation .....................   $ 129,758,830
Unrealized depreciation .....................    (130,652,229)
                                                -------------
Net unrealized appreciation (depreciation) ..   $    (893,399)
                                                =============

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At November 30, 2008, $503,399,108 of the Fund's investments in securities carried at fair value were in Level 1 inputs.


                     8 | Quarterly Statement of Investments

Templeton China World Fund

5. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 9


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By /s/JENNIFER J. BOLT
  --------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
  --------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  January 27, 2009

By /s/LAURA F. FERGERSON
  -------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  January 27, 2009